Due to Related Parties (Details Textual)	9 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 GBP (£)
Due to related parties (Textual)
Consulting fee to shareholder	$ 131,111
Consulting fees paid to director and officer			76,579	47,976
Due to related parties			127,968
Market interest rate, Percentage			7.90%	7.90%
Interest expense			$ 1,419